Other assets and other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Other long term employee benefit obligations	¥ 64,684	¥ 15,030
Reclassified items [member]
Other long term employee benefit obligations		¥ 15,030